Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended				36 Months Ended
	Oct. 15, 2019 CNY (¥) shares	Oct. 15, 2019 USD ($) $ / shares shares	Jul. 25, 2017 shares	Jun. 01, 2017 shares	May 17, 2017 shares	Aug. 31, 2021 shares	Apr. 30, 2021 CNY (¥) shares	Jan. 31, 2021 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 shares	Apr. 30, 2021 $ / shares	Mar. 12, 2021 Vote shares
Purchase price per share | $ / shares		$ 0.8218
Amount of consideration for ordinary shares repurchased	¥ 42,070	$ 6,000
Share-based compensation expenses									¥ 19,781	$ 2,710	¥ 20,339	¥ 28,245
IPO
Proceeds from IPO, net of underwriter discounts and commissions and other offering costs paid | ¥							¥ 896,320
Ordinary shares
Ordinary shares authorized									609,026,779	609,026,779	609,026,779
Class A ordinary shares
Ordinary shares issued									452,898,177	452,898,177	452,898,177
Ordinary shares outstanding									433,108,521	433,108,521	445,176,595
Conversion ratio															1
Common shares, votes per share | Vote															1
Ordinary shares authorized									535,052,809	535,052,809	535,052,809
Class A ordinary shares | IPO
Number of ordinary shares issued							35,300,000
Purchase price per share | $ / shares														$ 4.25
Class B ordinary shares
Ordinary shares issued									73,973,970	73,973,970	73,973,970				73,973,970
Ordinary shares outstanding									73,973,970	73,973,970	73,973,970				73,973,970
Conversion ratio															1
Common shares, votes per share | Vote															10
Ordinary shares conversion ratio															1
Ordinary shares authorized									73,973,970	73,973,970	73,973,970
General and administrative expenses
Share-based compensation expenses | ¥	¥ 17,421
Smart Share Holdings Limited
Number of ordinary shares issued					83,000,000			34,703,970
Number of shares transferred				2,000,000
Number of shares issued to founders for services			81,000,000
Number of ordinary shares repurchased	7,026,030	7,026,030
Smart Share Brothers
Number of ordinary shares surrendered								2,000,000
Smart Shares CGY
Number of ordinary shares issued													44,841,250
Number of ordinary shares repurchased	275,000	275,000
Number of ordinary shares surrendered								44,566,250
Super June Limited
Number of ordinary shares issued								27,397,000
Victor Family Limited
Number of ordinary shares issued								7,306,970
Bank of New York Mellon | Class A ordinary shares
Number of ordinary shares issued						28,000,000